Cash and Cash Equivalents - Additional Information (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of cash and cash equivalents [line Items]
Cash in bank and on hand	€ 269	€ 347
Subsidiaries in capital control restrictions countries [member]
Disclosure of cash and cash equivalents [line Items]
Cash in bank and on hand	€ 12	€ 7